Acquisitions and Divestitures (Purchase Price Allocation) (Details) - USD ($) $ in Thousands		Nov. 30, 2017	Apr. 03, 2017	Oct. 02, 2015	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Assets:
Cash and due from banks					$ 639,073		$ 373,274
Interest-bearing cash					1,185,600		1,060,034
Trading Securities					1,416,345		897,071
Loans held-for-sale	[1]				699,377		111,248
Securities available-for-sale (Note 3)					5,170,255		3,943,499
Securities held-to-maturity (Note 3)					10,000		14,347
Loans, net of unearned income					27,658,929	[2]	19,589,520	[2]	$ 17,686,502
Allowance for loan losses					(189,555)		(202,068)		(210,242)	$ (232,448)
Goodwill (Note 7)					1,386,853		191,371		191,307	145,932
Other intangible assets, net					184,389		21,017
Premises and equipment, net					532,251		289,385
Other real estate owned (OREO)	[3]				43,382		16,237
Other assets					1,723,189		1,406,711
Total assets					41,423,388		28,555,231
Liabilities As Acquired:
Deposits					30,620,362		22,672,363
Securities sold under agreements to repurchase (Note 9 and Note 23)					656,602		453,053
Other short-term borrowings					2,626,213		83,177
Fixed income payables					48,996		21,002
Term borrowings (Note 10)					1,218,097		1,040,656
Other liabilities					549,234		467,944
Total liabilities					36,842,900		25,850,147
Consideration paid:
Goodwill					$ 1,386,853		$ 191,371		$ 191,307	$ 145,932
Capital Bank Financial Corporation
Assets:
Loans held-for-sale		$ 132,800
Goodwill (Note 7)		1,146,901
Assets As Recorded:
Cash and cash equivalents		205,999
Trading securities		0
Loans held-for-sale		134,003
Securities available-for-sale		1,193,393
Securities held-to-maturity		0
Loans		7,275,677
Allowance for loan losses		0
Other intangible assets		143,800
Premises and equipment		233,352
OREO		33,928
Deferred tax asset		137,700
Other assets		658,552
Total assets acquired		9,878,704
Liabilities As Recorded:
Deposits		8,140,744
Securities sold under agreements to repurchase		26,664
Other short-term borrowings		390,391
Term borrowings		187,169
Other liabilities		64,286
Total liabilities assumed		8,809,254
Net assets acquired		1,069,450
Consideration paid:
Equity		(1,792,759)
Cash		(423,592)
Total consideration paid		(2,216,351)
Goodwill		1,146,901
Capital Bank Financial Corporation | Fair Value Adjustments
Assets:
Cash and due from banks		0
Trading Securities		(4,758)
Loans held-for-sale		134,003
Securities available-for-sale (Note 3)		175,526
Securities held-to-maturity (Note 3)		(177,549)
Loans, net of unearned income		(320,372)
Allowance for loan losses		45,711
Goodwill (Note 7)		(231,292)
Other intangible assets, net		119,302
Premises and equipment, net		37,054
Other real estate owned (OREO)		(9,149)
Other assets		41,320
Total assets		(190,204)
Liabilities As Acquired:
Deposits		(849)
Securities sold under agreements to repurchase (Note 9 and Note 23)		0
Other short-term borrowings		0
Term borrowings (Note 10)		67,683
Other liabilities		4,291
Total liabilities		71,125
Net Assets		(261,329)
Consideration paid:
Goodwill		(231,292)
Coastal Securities, Inc
Assets:
Goodwill (Note 7)			$ 44,964
Assets As Recorded:
Cash and cash equivalents			7,502
Interest-bearing cash			4,132
Trading securities			139,082
Loans held-for-sale			236,088
Investment securities			1,413
Other intangible assets			27,300
Premises and equipment			1,229
Other assets			1,672
Total assets acquired			418,418
Liabilities As Recorded:
Securities sold under agreements to repurchase			201,595
Other short-term borrowings			33,509
Fixed income payables			96,489
Other liabilities			316
Total liabilities assumed			331,909
Net assets acquired			86,509
Consideration paid:
Cash			(131,473)
Goodwill			44,964
Coastal Securities, Inc | Fair Value Adjustments
Assets:
Cash and due from banks			0
Interest-bearing cash			0
Trading Securities			(284,580)
Loans held-for-sale			236,088
Investment securities			1,413
Other intangible assets, net			27,300
Premises and equipment, net			0
Other assets			14
Total assets			(19,765)
Liabilities As Acquired:
Securities sold under agreements to repurchase (Note 9 and Note 23)			0
Other short-term borrowings			0
Fixed income payables			(47,158)
Other liabilities			(642)
Total liabilities			(47,800)
Net Assets			28,035
Trust Atlantic Financial Corporation
Assets:
Goodwill (Note 7)				$ 45,375
Assets As Recorded:
Cash and cash equivalents				18,801
Securities available-for-sale				73,812
Loans				281,944
Allowance for loan losses				0
Other intangible assets				1,950
Premises and equipment				3,567
OREO				923
Deferred tax asset				7,202
Other assets				11,773
Total assets acquired				399,972
Liabilities As Recorded:
Deposits				344,088
Other liabilities				4,580
Total liabilities assumed				348,668
Net assets acquired				51,304
Consideration paid:
Equity				(72,791)
Cash				(23,888)
Total consideration paid				(96,679)
Goodwill				45,375
Trust Atlantic Financial Corporation | Fair Value Adjustments
Assets:
Cash and due from banks				0
Securities available-for-sale (Note 3)				(10)
Loans, net of unearned income				(16,106)
Allowance for loan losses				4,639
Goodwill (Note 7)				(3,721)
Other intangible assets, net				1,866
Premises and equipment, net				1,214
Other real estate owned (OREO)				(95)
Deferred tax asset				4,262
Other assets				1,135
Total assets				(6,816)
Liabilities As Acquired:
Deposits				1,300
Other liabilities				1,407
Total liabilities				2,707
Net Assets				(9,523)
Consideration paid:
Goodwill				(3,721)
Capital Bank Financial Corporation
Assets:
Cash and due from banks		205,999
Trading Securities		4,758
Loans held-for-sale		0
Securities available-for-sale (Note 3)		1,017,867
Securities held-to-maturity (Note 3)		177,549
Loans, net of unearned income		7,596,049
Allowance for loan losses		(45,711)
Goodwill (Note 7)		231,292
Other intangible assets, net		24,498
Premises and equipment, net		196,298
Other real estate owned (OREO)		43,077
Other assets		617,232
Total assets		10,068,908
Liabilities As Acquired:
Deposits		8,141,593
Securities sold under agreements to repurchase (Note 9 and Note 23)		26,664
Other short-term borrowings		390,391
Term borrowings (Note 10)		119,486
Other liabilities		59,995
Total liabilities		8,738,129
Net Assets		1,330,779
Consideration paid:
Goodwill		$ 231,292
Coastal Securities, Inc
Assets:
Cash and due from banks			7,502
Interest-bearing cash			4,132
Trading Securities			423,662
Loans held-for-sale			0
Investment securities			0
Other intangible assets, net			0
Premises and equipment, net			1,229
Other assets			1,658
Total assets			438,183
Liabilities As Acquired:
Securities sold under agreements to repurchase (Note 9 and Note 23)			201,595
Other short-term borrowings			33,509
Fixed income payables			143,647
Other liabilities			958
Total liabilities			379,709
Net Assets			$ 58,474
Trust Atlantic Financial Corporation
Assets:
Cash and due from banks				18,801
Securities available-for-sale (Note 3)				73,822
Loans, net of unearned income				298,050
Allowance for loan losses				(4,639)
Goodwill (Note 7)				3,721
Other intangible assets, net				84
Premises and equipment, net				2,353
Other real estate owned (OREO)				1,018
Deferred tax asset				2,940
Other assets				10,638
Total assets				406,788
Liabilities As Acquired:
Deposits				342,788
Other liabilities				3,173
Total liabilities				345,961
Net Assets				60,827
Consideration paid:
Goodwill				$ 3,721

[1]	December 31, 2017 and 2016 include $11.7 million and $19.3 million, respectively, of held-for-sale consumer mortgage loans secured by residential real estate in process of foreclosure.
[2]	December 31, 2017 and 2016 include $22.7 million and $28.5 million, respectively, of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.
[3]	December 31, 2017 and 2016 include $6.3 million and $8.1 million, respectively, of foreclosed residential real estate.